INVENTORIES - (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
INVENTORIES
Total current inventories	$ 70	Rp 983	Rp 585
Gross or Cost
INVENTORIES
Components		560	351
SIM cards and blank prepaid vouchers		265	154
Others (each below Rp75 billion)		226	172
Total current inventories		1,051	677
Allowance for expected credit losses
INVENTORIES
Components		(37)	(62)
SIM cards and blank prepaid vouchers		(28)	(28)
Others (each below Rp75 billion)		(3)	(2)
Total current inventories		Rp (68)	Rp (92)	Rp (67)